CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		114 Months Ended	120 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2014
Revenues
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Cost of Revenue	0	0	0	0	0	0	0	0
Gross Profit	0	0	0	0	0	0	0	0
Operating Expenses
Commissions & Consulting Fees	0	4,800	0	4,800	4,800	9,000	316,800	316,800
General & Administrative Costs	86,289	80,732	181,171	161,728	342,469	339,524	9,503,416	9,684,587
Mining Property Costs	401,360	179,639	686,105	226,540	847,496	591,926	2,519,847	3,205,952
Depreciation Expense	25,110	24,060	53,896	48,120	99,160	98,673	258,393	312,289
Impairment Expense	0	0	0	0	0	5,341	145,995	145,995
Accretion Expense	114	76	266	163	574	513	1,330	1,596
Professional Services	34,064	36,368	90,728	66,270	117,712	79,714	368,144	458,872
Total Operating Expenses	546,937	325,675	1,012,166	507,621	1,412,211	1,124,691	13,113,925	14,126,091
Net Operating Loss	(546,937)	(325,675)	(1,012,166)	(507,621)	(1,412,211)	(1,124,691)	(13,113,925)	(14,126,091)
Other Income (Expenses)
Gain on Mineral Claim Sales	0	0	0	113,499	243,499	4,500	471,243	471,243
Other Income from Mineral Claims	0	0	0	0	0	32,500	309,649	309,649
Interest Income	538	120	4,872	244	543	831	2,015	6,887
Interest Expense	(381,985)	(98,321)	(625,003)	(405,900)	(754,250)	(644,773)	(1,661,209)	(2,286,212)
Gain/Loss on Derivative Liability	313,211	(359,114)	552,578	(576,640)	(52,581)	(386,833)	(439,414)	113,164
Loss on Conversion of Debt	0	0	0	0	0	0	(137,000)	(137,000)
Loss on Equity Modification	0	0	0	0	(85,399)	0	(85,399)	(85,399)
Bad Debt Expense	0	0	0	0	0	982	(47,185)	(47,185)
Loss on Settlement	(32,479)	0	(32,479)	0	0	0	(62,095)	(94,574)
Other Expense	0	(1,913)	0	0	0	(2,222)	(2,222)	(2,222)
Other Income	0	0	52,203	1,094	1,094	0	1,094	53,297
Realized Gain (Loss) on Investment	0	0	0	0	0	0	(97,109)	(97,109)
Net Other Income (Expenses)	(100,715)	(459,228)	(47,829)	(867,703)	(647,094)	(995,015)	(1,747,632)	(1,795,461)
Loss From Continuing Operations	(647,652)	(784,903)	(1,059,995)	(1,375,324)	(2,059,305)	(2,119,706)	(14,861,557)	(15,921,552)
Loss From Discontinued Operations	0	0	0	0	0	0	(673,596)	(673,596)
Net Loss	(647,652)	(784,903)	(1,059,995)	(1,375,324)	(2,059,305)	(2,119,706)	(15,535,153)	(16,595,148)
Accretion of Discount on Redeemable Common Stock	0	(489)	0	(14,701)	(52,346)	(29,516)	(81,862)	(81,862)
Excess Cash Received Compared to Redeemable Amount of Stock	0	0	0	0	0	0	974	974
Interest on Redeemable Common Stock	(14,644)	(12,337)	(29,288)	(21,298)	(50,922)	(22,701)	(73,870)	(103,158)
Net Loss Attributable to Common Shareholders	(662,296)	(797,729)	(1,089,283)	(1,411,323)	(2,162,573)	(2,171,923)	(15,689,911)	(16,779,194)
Unrealized (Loss)/Gain on Available For Sale Securities	(12,500)	(7,500)	(12,500)	2,450	9,950	(12,500)	(2,550)	(15,050)
Total Comprehensive Loss	$ (674,796)	$ (805,229)	$ (1,101,783)	$ (1,408,873)	$ (2,152,623)	$ (2,184,423)	$ (15,692,461)	$ (16,794,244)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic) (in Shares)	172,223,752	112,522,912	159,851,777	108,542,908	114,375,322	99,799,411
Basic Net Loss per Share (in Dollars per share)	$ 0.00	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted) (in Shares)	172,223,752	112,522,912	159,851,777	108,542,908	114,375,322	99,799,411
Diluted Net Loss per Share (in Dollars per share)	$ 0.00	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)